Parent Entity Information - Statement of Financial Position of Parent Entity (Detail) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Parent Entity Information [line Items]
Total current assets	$ 31,151,874	$ 23,541,824
Total non current assets	15,445,378	16,999,675
Total assets	46,597,252	40,541,499	$ 46,998,783
Total current liabilities	3,364,245	5,298,938
Total non current liabilities	9,933,662	10,854,845
Total liabilities	13,297,907	16,153,783	13,476,856
EQUITY
Contributed equity	242,990,507	221,091,591
Reserves	66,014,899	65,533,954
Total equity	33,299,345	24,387,716	$ 33,521,927	$ 26,532,306
Parent [member]
Disclosure Of Parent Entity Information [line Items]
Total current assets	21,659,619	16,552,243
Total non current assets	20,539,720	17,596,298
Total assets	42,199,339	34,148,541
Total current liabilities	634,177	514,516
Total non current liabilities	10,970,720	11,813,178
Total liabilities	11,604,897	12,327,694
EQUITY
Contributed equity	242,990,507	221,091,591
Reserves	65,765,139	65,407,796
Accumulated losses	(278,161,204)	(264,678,540)
Total equity	$ 30,594,442	$ 21,820,847